Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 9,575,226	Taxes	ZIMBABWE	Zimbabwe Revenue Authority	Blanket Mine	Caledonia Mining Corporation Plc	Underground Mining
#: 2
	7,317,339	Royalties	ZIMBABWE	Zimbabwe Revenue Authority	Blanket Mine	Caledonia Mining Corporation Plc	Underground Mining
#: 3
	0	Dividends	ZIMBABWE	National Indigenisation and Economic Empowerment Fund	Blanket Mine	Caledonia Mining Corporation Plc	Underground Mining
#: 4
	600,000	Taxes	ZIMBABWE	Zimbabwe Revenue Authority	Caledonia Holding Zimbabwe	Caledonia Mining Corporation Plc	Open Pit
#: 5
	297,233	Royalties	ZIMBABWE	Zimbabwe Revenue Authority	Caledonia Holding Zimbabwe	Caledonia Mining Corporation Plc	Open Pit
#: 6
	239,258	Taxes	ZIMBABWE	Zimbabwe Revenue Authority	Bilboes Holdings	Caledonia Mining Corporation Plc	Open Pit
#: 7
	$ 229,464	Taxes	SOUTH AFRICA	South African Revenue Authority	Caledonia Mining South Africa	Caledonia Mining Corporation Plc	Underground Mining